Share-Based Compensation - Narrative (Details) In Millions, except Per Share data, unless otherwise specified			3 Months Ended
	Mar. 31, 2013 GBP (£)	Dec. 31, 2012 GBP (£)	Mar. 31, 2013 Deferred Shares [Member] USD ($)	Mar. 31, 2013 Deferred Shares [Member] GBP (£)	Mar. 31, 2013 Share Options [Member] USD ($)	Mar. 31, 2013 Non-Executive Directors and Executive Officers [Member] Deferred Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years	4 years	4 years	1 year
Vesting percentage per year			25.00%	25.00%	25.00%
Ordinary shares, par value (in pounds per share)	£ 0.05	£ 0.05		£ 0.05
Weighted-average recognition period			1 year 9 months 18 days	1 year 9 months 18 days	1 year 2 months 12 days
Unrecognized share-based compensation expense			$ 11.7		$ 4.1